Pension and Other Postretirement Benefits - Schedule of Weighted Average Assumptions Used to Determine Benefit Obligations (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Discount rate	4.03%	4.09%
Rate of compensation increase	3.65%	3.74%
Discount rate	4.09%	5.14%	4.63%
Expected long-term rate of return on plan assets	6.91%	6.91%	6.98%
Rate of compensation increase	3.74%	3.79%	3.81%